Nature of operations (FY)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Nature of Operations [Abstract]
Nature of operations
1.	Nature of operations
DevvStream Corp. (formerly Focus Impact Acquisition Corp.) (the “Company” or “Devv Corp”) is a company existing under the Business Corporations Act of Alberta, Canada. The head office is located at 2133 – 1177 West Hastings Street, Vancouver, BC V6E 2K3 and its records and registered office is located at #1700, 421 – 7th Avenue S.W., Calgary, Alberta, T2P 4K9.
The Company was a special purpose acquisition corporation incorporated in Delaware, the United States on February 23, 2021. On November 6, 2024, the Company completed a reverse takeover (“RTO”) with DevvStream Holdings Inc. (“Devv Holdings”) (Note 4) pursuant to a business combination agreement (“BCA”) entered into on September 12, 2023 (and as amended on May 1, 2024, August 10, 2024 and October 29, 2024). The transaction is also referred to as the “De-SPAC” transaction. The Company was redomiciled as an Alberta company as part of the De-SPAC transaction. Devv Holdings is an Environmental Social and Governance (“ESG”) principled, high-tech, impact investing company focused on high quality and high return carbon credit generating projects. Devv Holdings is deemed as the acquirer for accounting purposes, and therefore its assets, liabilities and operations are included in the condensed consolidated interim financial statements at their historical carrying values. The Company’s operations are considered to be a continuance of the business and operations of Devv Holdings, with the Company’s operations being included from November 6, 2024, the closing date of the De-SPAC transaction, onwards.
The Company is a public company which is listed on the Nasdaq Stock Exchange (“NASDAQ”) under the symbol “DEVS”.

DevvStream Holdings, Inc. [Member]
Nature of Operations [Abstract]
Nature of operations
1.	Nature of operations
DevvStream Holdings Inc. (the “Company” or “Devv Holdings”) was incorporated under the British Columbia Business Corporations Act on August 13, 2021. The head office is located at 2133 – 1177 West Hastings Street, Vancouver, BC V6E 2K3 and records and registered office is located at 1500 – 1055 West Georgia Street, Vancouver, British Columbia, V6E 4N7.
On November 4, 2022, the Company completed a reverse takeover (“RTO”) with DevvStream Inc. (“DESG”) and DevvESG Streaming Finco Ltd. (“Finco”), (the “Transaction”). DESG is an Environmental Social and Governance (“sustainability”) principled, high-tech, impact investing company focused on high quality and high return carbon credit generating projects. DESG was determined to be the acquirer for accounting purposes, and therefore its assets, liabilities and operations are included in the consolidated financial statements at their historical carrying value. The Company’s operations are considered to be a continuance of the business and operations of DESG from its date of incorporation on August 27, 2021, with the Company and Finco’s operations being included from November 4, 2022, the closing date of the Transaction, onwards.
On September 12, 2023 (and as amended on May 1, 2024 , August 10, 2024 and October 29, 2024), the Company entered into a business combination agreement (“BCA”) with Focus Impact Acquisition Corp. (“Focus Impact”). Focus Impact was a special purpose acquisition corporation focused on amplifying social impact through the pursuit of a merger or business combination with socially forward companies. The transaction was structured as an amalgamation of the Company into a wholly owned subsidiary of Focus Impact, following Focus Impact’s redomiciling as an Alberta company. Focus Impact will be renamed “DevvStream Corp.” (the “Combined Company”) and continue the business of the Company following the amalgamation. It was a condition of the transaction that the securities of the Combined Company will be listed on the Nasdaq Stock Exchange (“NASDAQ”). This transaction is also referred to as the “De-SPAC”. The De-SPAC transaction closed on November 6, 2024 (Note 14).
The Company was listed on the Cboe Exchange under the symbol “DESG” until November 6, 2024, when the Company delisted from the Cboe Exchange.